Note 15 - Income Taxes - Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Current income taxes	$ 4,319	$ 0
Deferred income taxes	4,090	7,347
Income taxes	$ 8,409	$ 7,347